LEASES (Tables)	12 Months Ended
Mar. 31, 2024
Leases
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

The following information pertains to the Company’s leases as of the balance sheet dates indicated:

		As of March 31,
Assets	Classification	2024	2023
Operating leases	Right-of-use assets, net	$403,107	$448,240
Total lease assets		$403,107	$448,240

Liabilities
Operating leases	Accrued and other current liabilities	$21,909	$41,385
Operating leases	Lease liability, long-term	416,277	440,478
Total lease liabilities		$438,186	$481,863

SCHEDULE OF OPERATING LEASE COSTS

Expense pertaining to the Company’s leases for the periods indicated is as follows:

		Fiscal Year Ended March 31,
Lease cost	Classification	2024	2023
Operating lease cost	General and administrative expenses	$112,413	$303,157
Operating lease cost	Depreciation and amortization
Operating lease cost	Interest expense, net
Total lease cost		$112,413	$303,157

SCHEDULE OF OPERATING LEASE LIABILITY PAYABLE

The Company’s lease liabilities are payable as follows:

Twelve months ending March 31,	Amount
2024	$21,909
2025	50,726
2026	103,536
2027	106,316
2028	109,095
Thereafter	197,345
Total remaining payments	588,927
Less imputed interest	(150,741)
Total lease liability	$438,186